Oct. 01, 2015
CENTURY GROWTH OPPORTUNITIES FUND

CENTURY CAPITAL MANAGEMENT TRUST

 Century Shares Trust

Century Small Cap Select Fund

Century Growth Opportunities Fund

Supplement Dated October 1, 2015 to the

 Currently Effective Prospectus dated February 27, 2015

The following supplements the prospectus of Century Growth Opportunities Fund, and supersedes any contrary information within the prospectus.

Effective October 1, 2015, the Annual Fund Operating Expenses Table and the Expense Example Table for the Fund are revised and restated as follows:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.10%
Fee Reduction and Expense Reimbursement(1)	(0.11%)
Total Annual Fund Operating Expenses after Fee Reduction and Expense Reimbursement	0.99%

(1)  The Adviser has entered into a contractual agreement with the Fund to limit the operating expenses of the Institutional Shares to 0.99%. This agreement will remain in effect through February 28, 2017 and may not be terminated prior to that date without the approval of the Board of Trustees. The Adviser is permitted to recoup amounts of prior fee reductions or expense reimbursements within three years after the day on which the Adviser earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described above or any limit then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
CGOF Institutional Shares	$101	$339	$595	$1,329

The following supplements the prospectus of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund, each a series of the Century Capital Management Trust, approved a new investment advisory agreement with Century Capital Management, LLC.  The new agreements are identical to the existing agreements except for their effective dates and the new agreements will continue until June 29, 2017.  Century has entered into an agreement to restructure its ownership as described in the prospectus supplement dated March 31, 2015.  The new investment advisory agreements will become effective upon consummation of the restructuring, which is currently anticipated to occur on or about December 31, 2015.